DISPOSITION OF SUBSIDIARY BUSINESS, AEG	12 Months Ended
Dec. 31, 2020
DISPOSITION OF SUBSIDIARY BUSINESS, AEG
DISPOSITION OF SUBSIDIARY BUSINESS, AEG

6.            DISPOSITION OF SUBSIDIARY BUSINESS, AEG

On February 14, 2020 the Corporation completed the sale of AEG through the AEG Sale Agreement to AEG’s executive management. AEG had been a wholly owned subsidiary, operating an environmental services business since the Corporation’s inception. As a result, ERDC is the sole subsidiary entity performing environmental management services and is specifically and contractually retained by the Federal Government of Canada as a paid contractor responsible on a continuing basis for the environmental care and maintenance and ultimate closure and reclamation of the former United Keno Hill Mines (“UKHM”) mineral properties. ERDC and AEG are separately identifiable entities that have their own operations and cash flows that allow them to be distinguished from each other. Upon entering the AEG Sale Agreement, the Corporation considered AEG to be a disposal group held-for-sale and a discontinued operation. The Corporation recorded a gain on disposal of $8,030,000. Under the terms of the AEG Sale Agreement, AEG’s executive management purchased all of the shares of AEG in consideration for payment to Alexco of $13,350,000. On February 14, 2020 Alexco received $12,100,000 in cash, with the balance of $1,250,000 receivable pursuant to a non-interest bearing promissory note that matures on February 14, 2021. The maturity date was subsequently amended on January 18, 2021 and the receivable now matures on June 30, 2022, bearing interest of 5% for the duration of this period.

The net income (loss) reported in discontinued operations for the years ended December 31, 2020 and 2019 is presented as follows:

	2020	2019
Environmental services revenue	$2,020	$26,842
Environmental services costs	(1,237)	(20,566)
General and administrative and other expenses	(1,263)	(7,481)
Deferred tax expense attributed to discontinued operations	(214)	(11)
Gain on sale of discontinued operations	8,030	—
Income (loss) after tax from discontinued operations	$7,336	$(1,216)
Basic and diluted income (loss) per common share from discontinued operations	$0.06	$(0.01)